Income Taxes - Schedule Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of entities operating in other jurisdictions	(6.30%)	(9.38%)	(5.15%)
Preferential tax rates	(18.90%)	(3.69%)	0.00%
PRC Withholding taxes	1.46%	2.79%	5.73%
Net tax effect of super deduction and non-deductible expenses in determining taxable profit	0.51%	(2.06%)	24.87%
True up	0.75%	(7.07%)	(1.24%)
Effect of change of valuation allowance	4.60%	(1.01%)	(30.30%)
Effective tax rate	7.12%	4.58%	18.91%